Revenues	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenues
14.	Revenues
The following table presents the disaggregation of revenue from contracts with the customers:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenues - Products
Air mobility solutions	2,122	85,222	105,351	16,145
Smart city management solutions	30,455	4,441	8,282	1,269
Aerial media solutions	—	469	62,241	9,539
Others	1,648	711	186	29

Subtotal-Products	34,225	90,843	176,060	26,982

Revenues - Services
Aerial media solutions	31,275	30,277	3,415	523
Air mobility solutions	987	694	618	95

Subtotal-Services	32,262	30,971	4,033	618

Total Revenues	66,487	121,814	180,093	27,600

Payment terms
F
or the Group’s Air mobility solutions and Aerial media solutions, the Group typically requires a portion of payments upfront and the remaining amounts are contractually due ranging from three to six months. However, due to the COVID-19 impacts, the Company collected or is the process of collecting accounts receivable later than the due dates and signed subsequent commitment letters with certain customers (Note 5). Regarding the Smart city management solutions, the timing of billing varies depending on contractual payment schedules with milestone billings and the completion of the quality-assurance warranty period. In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that its contracts do not include a significant financing component at the inception of the contract
s.
Contract balances
Contract balances include Accounts receivable, Unbilled revenue and Cost and estimated earnings in excess of billings. Accounts receivable represent the billed and unbilled amounts related to the Company’s rights to consideration as performance obligations are satisfied and the rights to payment become unconditional but for the passage of time. In 2020, the significant increase in Accounts receivable was due to more sales of passenger-grade AAVs during 2020, the decrease in the Unbilled revenue was primarily due to impairment of balances amounted to RMB2,800 (US$429) provided in the general and administrative expenses in the Group’s consolidated statements of comprehensive loss. The Unbilled revenue was previously recognized from services provided in Aerial media solution. The decrease in Cost and estimated earnings in excess of billings was according to the pre-determined billing terms for command-and-control centers.
Contract liabilities represent payments received from customers for which the corresponding products or services have not yet been transferred to customers. In 2020, the decrease in Contract liabilities was primarily contributed by services provided in a command-and-control center. Revenue of
RMB4,737 (US$726)
was recognized during the year ended December 31, 2020 from the balance included in the contract liabilities at January 1, 2020
.